Summary of Significant Accounting Policies - Reclassifications and Recent Accounting Pronouncements (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tenant reimbursements (presentation prior to January 1, 2019)	$ 536,512	$ 363,756	$ 2,055,689	$ 1,568,957	$ 19,063,191	$ 17,365,562	$ 15,287,216
Operating lease right-of-use asset,net	20,634		20,634
Operating lease liabilities, net	4,989		4,989
Rental income	43,962,752	42,791,623	129,166,798	125,428,614	$ 150,900,039	$ 146,032,596	$ 128,723,298
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Rental income (presentation prior to January 1, 2019)		38,226,188		112,776,421
Tenant reimbursements (presentation prior to January 1, 2019)		4,565,435		12,652,193
Rental income (presentation effective January 1, 2019)		$ 42,791,623		$ 125,428,614
Operating lease right-of-use asset,net	7,656		7,656
Operating lease liabilities, net	7,720		7,720
Variable lease income	$ 4,740,396		$ 13,150,831